GOODWILL AND INTANGIBLE ASSETS (Details - Goodwill)	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill at beginning	$ 23,965
Acquisition	(23,965)
Foreign exchange translation	0
Goodwill at ending	$ 0